Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	17,564	$ 2,501,465
Curtiss-Wright Corp.	11,224	1,331,166
Hexcel Corp.(1)	23,087	1,292,872
Mercury Systems, Inc.(1)	15,478	1,093,521
		$ 6,219,024
Air Freight & Logistics — 0.5%
XPO Logistics, Inc.(1)	28,021	$ 3,454,989
		$ 3,454,989
Airlines — 0.3%
JetBlue Airways Corp.(1)	86,984	$1,769,255
		$1,769,255
Auto Components — 1.7%
Adient PLC(1)	25,950	$1,146,990
Dana, Inc.	39,934	971,594
Fox Factory Holding Corp.(1)	11,529	1,464,875
Gentex Corp.	66,806	2,382,970
Goodyear Tire & Rubber Co. (The)(1)	64,483	1,132,966
Lear Corp.	14,998	2,718,388
Visteon Corp.(1)	7,692	938,039
		$10,755,822
Automobiles — 0.6%
Harley-Davidson, Inc.	42,362	$1,698,716
Thor Industries, Inc.	15,302	2,061,792
		$3,760,508
Banks — 7.3%
Associated Banc-Corp.	42,448	$905,840
BancorpSouth Bank	26,649	865,560
Bank of Hawaii Corp.	11,072	990,833
Bank OZK	33,410	1,364,799
Cathay General Bancorp	20,695	843,942
CIT Group, Inc.	27,230	1,402,617
Commerce Bancshares, Inc.	28,889	2,213,186
Cullen/Frost Bankers, Inc.	15,461	1,681,538
East West Bancorp, Inc.	38,813	2,864,399
F.N.B. Corp.	89,168	1,132,434
First Financial Bankshares, Inc.	39,277	1,835,414
First Horizon Corp.	152,294	2,575,292
Fulton Financial Corp.	44,883	764,357
Glacier Bancorp, Inc.	26,370	1,505,200
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	23,882	$ 1,003,283
Home BancShares, Inc.	41,996	1,135,992
International Bancshares Corp.	15,402	714,961
PacWest Bancorp	32,276	1,231,329
Pinnacle Financial Partners, Inc.	20,963	1,858,580
Prosperity Bancshares, Inc.	25,581	1,915,761
Signature Bank	15,647	3,537,787
Sterling Bancorp	53,716	1,236,542
Synovus Financial Corp.	40,850	1,868,888
TCF Financial Corp.	42,144	1,958,010
Texas Capital Bancshares, Inc.(1)	13,963	990,256
Trustmark Corp.	17,529	590,026
UMB Financial Corp.	11,947	1,103,067
Umpqua Holdings Corp.	60,865	1,068,181
United Bankshares, Inc.	35,361	1,364,227
Valley National Bancorp	111,732	1,535,198
Webster Financial Corp.	24,929	1,373,837
Wintrust Financial Corp.	15,598	1,182,328
		$46,613,664
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(1)	2,526	$3,047,063
		$3,047,063
Biotechnology — 1.8%
Arrowhead Pharmaceuticals, Inc.(1)	28,399	$1,883,138
Emergent BioSolutions, Inc.(1)	12,450	1,156,729
Exelixis, Inc.(1)	85,744	1,936,957
Halozyme Therapeutics, Inc.(1)	35,120	1,464,153
Ligand Pharmaceuticals, Inc.(1)	4,569	696,544
Neurocrine Biosciences, Inc.(1)	25,800	2,509,050
United Therapeutics Corp.(1)	12,282	2,054,410
		$11,700,981
Building Products — 1.9%
Builders FirstSource, Inc.(1)	56,686	$2,628,530
Lennox International, Inc.	9,414	2,933,308
Owens Corning	28,768	2,649,245
Simpson Manufacturing Co., Inc.	12,000	1,244,760
Trex Co., Inc.(1)	31,749	2,906,304
		$12,362,147
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	11,686	$1,741,565
Evercore, Inc., Class A	11,521	1,517,776
FactSet Research Systems, Inc.	10,413	3,213,348

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Federated Hermes, Inc., Class B	26,087	$ 816,523
Interactive Brokers Group, Inc., Class A	22,204	1,621,780
Janus Henderson Group PLC	46,781	1,457,228
SEI Investments Co.	32,659	1,989,913
Stifel Financial Corp.	28,781	1,843,711
		$ 14,201,844
Chemicals — 2.6%
Ashland Global Holdings, Inc.	15,068	$ 1,337,586
Avient Corp.	25,282	1,195,080
Cabot Corp.	15,523	814,026
Chemours Co. (The)	45,463	1,268,872
Ingevity Corp.(1)	11,113	839,365
Minerals Technologies, Inc.	9,395	707,631
NewMarket Corp.	2,022	768,684
Olin Corp.	39,266	1,490,930
RPM International, Inc.	35,670	3,276,290
Scotts Miracle-Gro Co. (The), Class A	11,149	2,731,171
Sensient Technologies Corp.	11,706	913,068
Valvoline, Inc.	49,740	1,296,722
		$16,639,425
Commercial Services & Supplies — 1.8%
Brink's Co. (The)	13,662	$1,082,440
Clean Harbors, Inc.(1)	13,822	1,161,877
Healthcare Services Group, Inc.	20,948	587,172
Herman Miller, Inc.	16,170	665,396
IAA, Inc.(1)	37,163	2,049,168
KAR Auction Services, Inc.	35,722	535,830
MSA Safety, Inc.	10,012	1,502,000
Stericycle, Inc.(1)	25,303	1,708,206
Tetra Tech, Inc.	14,863	2,017,206
		$11,309,295
Communications Equipment — 0.9%
Ciena Corp.(1)	42,650	$2,333,808
Lumentum Holdings, Inc.(1)	20,866	1,906,109
NetScout Systems, Inc.(1)	20,512	577,618
ViaSat, Inc.(1)	17,750	853,242
		$5,670,777
Construction & Engineering — 1.4%
AECOM(1)	40,498	$2,596,327
Dycom Industries, Inc.(1)	8,394	779,383
EMCOR Group, Inc.	15,024	1,685,092
Fluor Corp.(1)	34,347	793,072
Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(1)	15,515	$ 1,453,755
Valmont Industries, Inc.	5,874	1,396,074
		$ 8,703,703
Construction Materials — 0.2%
Eagle Materials, Inc.	11,557	$ 1,553,376
		$ 1,553,376
Consumer Finance — 0.7%
FirstCash, Inc.	11,453	$ 752,118
LendingTree, Inc.(1)	3,010	641,130
Navient Corp.	51,483	736,722
PROG Holdings, Inc.	18,671	808,268
SLM Corp.	92,208	1,656,978
		$4,595,216
Containers & Packaging — 0.9%
AptarGroup, Inc.	17,888	$2,534,193
Greif, Inc., Class A	7,422	423,054
Silgan Holdings, Inc.	21,700	912,051
Sonoco Products Co.	27,753	1,756,765
		$5,626,063
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(1)	13,751	$543,715
Graham Holdings Co., Class B	1,117	628,245
Grand Canyon Education, Inc.(1)	12,950	1,386,945
H&R Block, Inc.	50,692	1,105,086
Service Corp. International	46,452	2,371,375
Strategic Education, Inc.	6,744	619,841
WW International, Inc.(1)	13,130	410,706
		$7,065,913
Diversified Financial Services — 0.3%
Jefferies Financial Group, Inc.	55,517	$1,671,062
		$1,671,062
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	32,500	$1,340,625
		$1,340,625
Electric Utilities — 1.0%
ALLETE, Inc.	14,365	$965,184
Hawaiian Electric Industries, Inc.	30,175	1,340,675
IDACORP, Inc.	13,946	1,394,182
OGE Energy Corp.	55,280	1,788,861

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
PNM Resources, Inc.	23,533	$ 1,154,294
		$ 6,643,196
Electrical Equipment — 1.7%
Acuity Brands, Inc.	9,878	$ 1,629,870
EnerSys	11,767	1,068,444
Hubbell, Inc.	14,887	2,782,231
nVent Electric PLC	46,111	1,286,958
Regal Beloit Corp.	11,219	1,600,727
Sunrun, Inc.(1)	43,879	2,653,802
		$11,022,032
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.(1)	20,454	$2,266,712
Avnet, Inc.	27,314	1,133,804
Belden, Inc.	12,603	559,195
Cognex Corp.	48,264	4,005,429
Coherent, Inc.(1)	6,762	1,710,042
II-VI, Inc.(1)(2)	28,667	1,959,963
Jabil, Inc.	37,199	1,940,300
Littelfuse, Inc.	6,737	1,781,532
National Instruments Corp.	36,273	1,566,450
SYNNEX Corp.	11,396	1,308,717
Vishay Intertechnology, Inc.	36,673	883,086
Vontier Corp.(1)	46,211	1,398,807
		$20,514,037
Energy Equipment & Services — 0.2%
ChampionX Corp.(1)	51,399	$1,116,900
		$1,116,900
Entertainment — 0.2%
Cinemark Holdings, Inc.(2)	30,133	$615,015
World Wrestling Entertainment, Inc., Class A	12,905	700,225
		$1,315,240
Equity Real Estate Investment Trusts (REITs) — 8.4%
American Campus Communities, Inc.	38,038	$1,642,100
Apartment Income REIT Corp.	41,143	1,759,275
Brixmor Property Group, Inc.	81,940	1,657,646
Camden Property Trust	26,749	2,939,983
CoreSite Realty Corp.	11,820	1,416,627
Corporate Office Properties Trust	31,002	816,283
Cousins Properties, Inc.	41,059	1,451,436
CyrusOne, Inc.	33,027	2,236,588
Douglas Emmett, Inc.	45,561	1,430,615
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties, Inc.	10,933	$ 1,566,480
EPR Properties	20,643	961,757
First Industrial Realty Trust, Inc.	35,403	1,621,103
Healthcare Realty Trust, Inc.	38,315	1,161,711
Highwoods Properties, Inc.	28,718	1,233,151
Hudson Pacific Properties, Inc.	41,388	1,122,856
JBG SMITH Properties	30,752	977,606
Kilroy Realty Corp.	28,986	1,902,351
Lamar Advertising Co., Class A	23,887	2,243,467
Life Storage, Inc.	20,690	1,778,306
Macerich Co. (The)	30,983	362,501
Medical Properties Trust, Inc.	159,019	3,383,924
National Retail Properties, Inc.	48,014	2,115,977
Omega Healthcare Investors, Inc.	63,546	2,327,690
Park Hotels & Resorts, Inc.	65,117	1,405,225
Pebblebrook Hotel Trust	36,204	879,395
Physicians Realty Trust	57,550	1,016,909
PotlatchDeltic Corp.	18,482	978,067
PS Business Parks, Inc.	5,546	857,301
Rayonier, Inc.	37,730	1,216,793
Rexford Industrial Realty, Inc.	36,074	1,818,130
Sabra Health Care REIT, Inc.	57,190	992,818
Service Properties Trust	46,482	551,277
SL Green Realty Corp.	19,014	1,330,790
Spirit Realty Capital, Inc.	31,576	1,341,980
STORE Capital Corp.	66,007	2,211,234
Urban Edge Properties	31,056	513,045
Weingarten Realty Investors	33,291	895,861
		$54,118,258
Food & Staples Retailing — 0.9%
BJ's Wholesale Club Holdings, Inc.(1)	37,941	$1,702,033
Casey's General Stores, Inc.	10,208	2,206,868
Grocery Outlet Holding Corp.(1)	23,599	870,567
Sprouts Farmers Market, Inc.(1)	32,598	867,759
		$5,647,227
Food Products — 1.9%
Darling Ingredients, Inc.(1)	44,792	$3,295,795
Flowers Foods, Inc.	54,388	1,294,434
Hain Celestial Group, Inc. (The)(1)	22,807	994,385
Ingredion, Inc.	18,514	1,664,779
Lancaster Colony Corp.	5,403	947,470
Pilgrim's Pride Corp.(1)	13,817	328,706
Post Holdings, Inc.(1)	16,412	1,735,077
Sanderson Farms, Inc.	5,470	852,117

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Tootsie Roll Industries, Inc.	5,058	$ 167,583
TreeHouse Foods, Inc.(1)	15,618	815,884
		$ 12,096,230
Gas Utilities — 1.2%
National Fuel Gas Co.	25,141	$ 1,256,799
New Jersey Resources Corp.	26,569	1,059,306
ONE Gas, Inc.	14,675	1,128,654
Southwest Gas Holdings, Inc.	15,945	1,095,581
Spire, Inc.	14,266	1,054,115
UGI Corp.	57,602	2,362,258
		$7,956,713
Health Care Equipment & Supplies — 3.2%
Avanos Medical, Inc.(1)	13,220	$578,243
Cantel Medical Corp.(1)	10,391	829,617
Globus Medical, Inc., Class A(1)	21,325	1,315,113
Haemonetics Corp.(1)	14,033	1,557,803
Hill-Rom Holdings, Inc.	18,195	2,010,184
ICU Medical, Inc.(1)	5,393	1,107,938
Integra LifeSciences Holdings Corp.(1)	19,564	1,351,677
LivaNova PLC(1)	13,431	990,268
Masimo Corp.(1)	13,999	3,215,010
Neogen Corp.(1)	14,659	1,303,039
NuVasive, Inc.(1)	14,174	929,247
Penumbra, Inc.(1)	9,333	2,525,323
Quidel Corp.(1)	10,580	1,353,499
STAAR Surgical Co.(1)(2)	12,700	1,338,707
		$20,405,668
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.(1)	24,595	$1,405,358
Amedisys, Inc.(1)	9,068	2,401,116
Chemed Corp.	4,409	2,027,346
Encompass Health Corp.	27,216	2,228,990
HealthEquity, Inc.(1)	22,623	1,538,364
LHC Group, Inc.(1)	8,731	1,669,455
Molina Healthcare, Inc.(1)	15,902	3,717,252
Patterson Cos., Inc.	24,004	766,928
Tenet Healthcare Corp.(1)	29,162	1,516,424
		$17,271,233
Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.(1)	22,195	$1,308,617
Choice Hotels International, Inc.	7,970	855,101
Churchill Downs, Inc.	9,494	2,159,126
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	6,556	$ 1,133,401
Jack in the Box, Inc.	6,259	687,113
Marriott Vacations Worldwide Corp.(1)	11,349	1,976,769
Papa John's International, Inc.	9,115	807,954
Scientific Games Corp., Class A(1)	15,819	609,348
Six Flags Entertainment Corp.	20,922	972,245
Texas Roadhouse, Inc.(1)	18,051	1,731,813
Travel + Leisure Co.	23,730	1,451,327
Wendy's Co. (The)	49,544	1,003,761
Wingstop, Inc.	8,204	1,043,303
Wyndham Hotels & Resorts, Inc.	25,749	1,796,765
		$17,536,643
Household Durables — 1.5%
Helen of Troy, Ltd.(1)	6,689	$1,409,105
KB Home	24,342	1,132,633
Taylor Morrison Home Corp.(1)	35,913	1,106,479
Tempur Sealy International, Inc.	52,359	1,914,245
Toll Brothers, Inc.	30,719	1,742,689
TopBuild Corp.(1)	9,127	1,911,468
TRI Pointe Homes, Inc.(1)	32,683	665,426
		$9,882,045
Household Products — 0.1%
Energizer Holdings, Inc.	16,096	$763,916
		$763,916
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	14,611	$2,404,678
		$2,404,678
Insurance — 4.1%
Alleghany Corp.(1)	3,836	$2,402,449
American Financial Group, Inc.	19,187	2,189,237
Brighthouse Financial, Inc.(1)	23,957	1,060,097
Brown & Brown, Inc.	64,193	2,934,262
CNO Financial Group, Inc.	36,915	896,665
First American Financial Corp.	30,117	1,706,128
Genworth Financial, Inc., Class A(1)	142,263	472,313
Hanover Insurance Group, Inc. (The)	9,976	1,291,493
Kemper Corp.	16,992	1,354,602
Kinsale Capital Group, Inc.	5,900	972,320
Mercury General Corp.	7,352	447,075
Old Republic International Corp.	78,153	1,706,862
Primerica, Inc.	10,862	1,605,621
Reinsurance Group of America, Inc.	18,636	2,349,068

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
RenaissanceRe Holdings, Ltd.	13,905	$ 2,228,276
RLI Corp.	10,958	1,222,584
Selective Insurance Group, Inc.	16,537	1,199,594
		$ 26,038,646
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(1)	26,605	$ 1,431,083
Yelp, Inc.(1)	19,375	755,625
		$ 2,186,708
Internet & Direct Marketing Retail — 0.2%
GrubHub, Inc.(1)	25,635	$1,538,100
		$1,538,100
IT Services — 1.7%
Alliance Data Systems Corp.	13,625	$1,527,226
Concentrix Corp.(1)	11,386	1,704,712
LiveRamp Holdings, Inc.(1)	18,327	950,805
MAXIMUS, Inc.	16,984	1,512,255
Perspecta, Inc.	37,813	1,098,468
Sabre Corp.(1)(2)	87,002	1,288,500
WEX, Inc.(1)	12,116	2,534,909
		$10,616,875
Leisure Products — 1.2%
Brunswick Corp.	21,324	$2,033,670
Mattel, Inc.(1)	96,189	1,916,085
Polaris, Inc.	16,029	2,139,871
YETI Holdings, Inc.(1)	20,720	1,496,191
		$7,585,817
Life Sciences Tools & Services — 2.6%
Bio-Techne Corp.	10,671	$4,075,575
Charles River Laboratories International, Inc.(1)	13,645	3,954,730
Medpace Holdings, Inc.(1)	7,544	1,237,593
PRA Health Sciences, Inc.(1)	17,729	2,718,388
Repligen Corp.(1)	14,020	2,725,628
Syneos Health, Inc.(1)	22,882	1,735,600
		$16,447,514
Machinery — 5.1%
AGCO Corp.	16,974	$2,438,315
Colfax Corp.(1)	31,728	1,390,004
Crane Co.	13,651	1,281,965
Donaldson Co., Inc.	34,580	2,011,173
Flowserve Corp.	35,718	1,386,216
Security	Shares	Value
Machinery (continued)
Graco, Inc.	46,304	$ 3,316,292
ITT, Inc.	23,879	2,170,840
Kennametal, Inc.	23,015	919,910
Lincoln Electric Holdings, Inc.	16,436	2,020,642
Middleby Corp.(1)	15,254	2,528,350
Nordson Corp.	14,817	2,943,842
Oshkosh Corp.	18,846	2,236,266
Terex Corp.	19,169	883,116
Timken Co. (The)	18,744	1,521,450
Toro Co. (The)	29,654	3,058,514
Trinity Industries, Inc.	22,515	641,452
Woodward, Inc.	16,139	1,946,848
		$32,695,195
Marine — 0.2%
Kirby Corp.(1)	16,593	$1,000,226
		$1,000,226
Media — 1.0%
Cable One, Inc.	1,489	$2,722,428
John Wiley & Sons, Inc., Class A	12,060	653,652
New York Times Co. (The), Class A	40,019	2,025,762
TEGNA, Inc.	60,593	1,140,966
		$6,542,808
Metals & Mining — 2.2%
Cleveland-Cliffs, Inc.	125,838	$2,530,602
Commercial Metals Co.	33,184	1,023,395
Compass Minerals International, Inc.	9,577	600,669
Reliance Steel & Aluminum Co.	17,438	2,655,633
Royal Gold, Inc.	18,132	1,951,366
Steel Dynamics, Inc.	55,233	2,803,627
United States Steel Corp.	72,544	1,898,477
Worthington Industries, Inc.	9,446	633,732
		$14,097,501
Multiline Retail — 0.8%
Kohl's Corp.	43,224	$2,576,583
Nordstrom, Inc.(1)	30,070	1,138,751
Ollie's Bargain Outlet Holdings, Inc.(1)	15,719	1,367,553
		$5,082,887
Multi-Utilities — 0.6%
Black Hills Corp.	17,342	$1,157,925
MDU Resources Group, Inc.	55,419	1,751,795

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
NorthWestern Corp.	13,980	$ 911,496
		$ 3,821,216
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	79,039	$ 713,722
Cimarex Energy Co.	28,180	1,673,610
CNX Resources Corp.(1)	60,237	885,484
EQT Corp.(1)	76,169	1,415,220
Equitrans Midstream Corp.	112,352	916,792
Murphy Oil Corp.	39,904	654,825
World Fuel Services Corp.	17,550	617,760
		$6,877,413
Paper & Forest Products — 0.3%
Domtar Corp.	15,255	$563,672
Louisiana-Pacific Corp.	29,201	1,619,488
		$2,183,160
Personal Products — 0.2%
Coty, Inc., Class A(1)	77,786	$700,852
Nu Skin Enterprises, Inc., Class A	14,104	745,960
		$1,446,812
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(1)	15,498	$2,547,406
Nektar Therapeutics(1)	49,581	991,620
		$3,539,026
Professional Services — 1.7%
ASGN, Inc.(1)	14,620	$1,395,333
CACI International, Inc., Class A(1)	6,970	1,719,220
CoreLogic, Inc.	20,056	1,589,438
FTI Consulting, Inc.(1)	9,388	1,315,353
Insperity, Inc.	9,858	825,509
KBR, Inc.	38,615	1,482,430
ManpowerGroup, Inc.	15,078	1,491,214
Science Applications International Corp.	16,092	1,345,130
		$11,163,627
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	14,013	$2,508,887
		$2,508,887
Road & Rail — 1.0%
Avis Budget Group, Inc.(1)	14,265	$1,034,783
Knight-Swift Transportation Holdings, Inc.	33,608	1,616,209
Security	Shares	Value
Road & Rail (continued)
Landstar System, Inc.	10,608	$ 1,750,956
Ryder System, Inc.	14,894	1,126,731
Werner Enterprises, Inc.	15,663	738,824
		$ 6,267,503
Semiconductors & Semiconductor Equipment — 3.8%
Amkor Technology, Inc.	29,500	$ 699,445
Brooks Automation, Inc.	20,500	1,673,825
Cirrus Logic, Inc.(1)	16,020	1,358,336
CMC Materials, Inc.	8,038	1,421,038
Cree, Inc.(1)	31,595	3,416,367
First Solar, Inc.(1)	23,431	2,045,526
MKS Instruments, Inc.	15,238	2,825,430
Semtech Corp.(1)	17,965	1,239,585
Silicon Laboratories, Inc.(1)	12,113	1,708,781
SolarEdge Technologies, Inc.(1)	14,189	4,078,486
Synaptics, Inc.(1)	9,540	1,291,907
Universal Display Corp.	11,753	2,782,758
		$24,541,484
Software — 3.9%
ACI Worldwide, Inc.(1)	32,270	$1,227,873
Blackbaud, Inc.(1)	13,265	942,876
CDK Global, Inc.	33,633	1,818,200
Ceridian HCM Holding, Inc.(1)	35,947	3,029,254
Commvault Systems, Inc.(1)	13,134	847,143
Fair Isaac Corp.(1)	8,042	3,908,814
InterDigital, Inc.	8,514	540,213
j2 Global, Inc.(1)	11,642	1,395,410
Manhattan Associates, Inc.(1)	17,557	2,060,841
Paylocity Holding Corp.(1)	10,345	1,860,341
PTC, Inc.(1)	28,823	3,967,486
Qualys, Inc.(1)	9,274	971,730
SailPoint Technologies Holdings, Inc.(1)	25,126	1,272,381
Teradata Corp.(1)	30,208	1,164,216
		$25,006,778
Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	41,383	$1,210,039
AutoNation, Inc.(1)	15,106	1,408,181
Dick's Sporting Goods, Inc.	18,188	1,385,016
Five Below, Inc.(1)	15,318	2,922,521
Foot Locker, Inc.	28,851	1,622,869
Lithia Motors, Inc., Class A	7,302	2,848,437
Murphy USA, Inc.	6,948	1,004,403
RH(1)	4,475	2,669,785

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc.(1)	18,931	$ 704,044
Williams-Sonoma, Inc.	20,998	3,762,842
		$ 19,538,137
Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(1)	35,625	$ 1,351,968
Xerox Holdings Corp.	45,751	1,110,377
		$ 2,462,345
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings, Ltd.(1)	41,665	$2,124,915
Carter's, Inc.	12,063	1,072,763
Columbia Sportswear Co.	8,424	889,827
Deckers Outdoor Corp.(1)	7,762	2,564,720
Skechers USA, Inc., Class A(1)	37,472	1,562,957
		$8,215,182
Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.	31,071	$1,475,562
MGIC Investment Corp.	93,573	1,295,986
New York Community Bancorp, Inc.	128,211	1,618,023
Washington Federal, Inc.	20,414	628,751
		$5,018,322
Trading Companies & Distributors — 0.8%
GATX Corp.	9,673	$897,074
MSC Industrial Direct Co., Inc., Class A	12,853	1,159,212
Univar Solutions, Inc.(1)	46,735	1,006,672
Watsco, Inc.	9,071	2,365,263
		$5,428,221
Water Utilities — 0.4%
Essential Utilities, Inc.	61,225	$2,739,819
		$2,739,819
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	27,304	$626,900
		$626,900
Total Common Stocks (identified cost $406,103,207)		$621,971,877

Exchange-Traded Funds — 0.7%

Security	Shares	Value
SPDR S&P MidCap 400 ETF Trust	10,000	$ 4,760,500
Total Exchange-Traded Funds (identified cost $3,892,369)		$ 4,760,500

Short-Term Investments — 2.5%
Other — 2.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(3)	13,676,693	$ 13,678,061
Total Other (identified cost $13,678,061)		$ 13,678,061
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(4)	$2,000	$ 1,999,086
Total U.S. Treasury Obligations (identified cost $1,998,766)		$ 1,999,086
Total Short-Term Investments (identified cost $15,676,827)		$ 15,677,147
Total Investments — 100.1% (identified cost $425,672,403)		$642,409,524
Other Assets, Less Liabilities — (0.1)%		$ (522,394)
Net Assets — 100.0%		$641,887,130

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $4,346,399 and the total market value of the collateral received by the Fund was $4,387,948, comprised of U.S. government and/or agencies securities.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	61	Long	6/18/21	$15,892,330	$(63,710)
					$(63,710)
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
An affiliated company is one in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2021, the value of the Fund’s investment in affiliated companies and funds was $13,678,061, which represents 2.2% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Eaton Vance Corp.	$2,143,939	$ —	$ (2,303,953)	$1,248,022	$(1,088,008)	$ —	$11,835	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	8,616,630	32,278,680	(27,217,249)	—	—	13,678,061	2,251	13,676,693
Totals				$1,248,022	$(1,088,008)	$13,678,061	$14,086
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$621,971,877(1)	$ —	$ —	$621,971,877
Exchange-Traded Funds	4,760,500	—	—	4,760,500
Short-Term Investments:
Other	—	13,678,061	—	13,678,061
U.S. Treasury Obligations	—	1,999,086	—	1,999,086
Total Investments	$626,732,377	$15,677,147	$ —	$642,409,524

Calvert
VP S&P MidCap 400 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(63,710)	$ —	$ —	$(63,710)
Total	$(63,710)	$ —	$ —	$(63,710)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.